May 4, 2026
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
on behalf of RiverSource Variable Annuity Account
Post Effective Amendment No. 41 on Form N-4
File Nos. 333-139759 / 811-7195
RiverSource® FlexChoice Select Variable Annuity
RiverSource® AccessChoice Select Variable Annuity
RiverSource® FlexChoice Variable Annuity
Evergreen Pathways Select Variable Annuity
Evergreen Pathways Variable Annuity
Evergreen Privilege Variable Annuity
Wells Fargo Advantage Choice Variable Annuity
Wells Fargo Advantage Choice Select Variable Annuity
Post Effective Amendment No. 2 on Form N-4
File No. 333-290381
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Post-Effective Amendment No. 41 on Form N-4, File No. 333-139759 / 811-7195 filed on April 27, 2026 and Post-Effective Amendment No. 2 on Form N-4, File No. 333-290381 filed on April 28, 2026.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary